Net income from financial instruments measured at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of net income from financial instruments measured at fair value through profit and loss

	2024	2023	2022
	£m	£m	£m
Net income arising on:
Net trading activities	5,107	4,569	(2,840)
Other instruments managed on a fair value basis	(381)	(1,174)	5,715
Net income from financial instruments held for trading or managed on a fair value basis	4,726	3,395	2,875
Financial assets held to meet liabilities under insurance and investment contracts	956	1,231	(1,429)
Liabilities to customers under investment contracts	(99)	(63)	59
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	857	1,168	(1,370)